Label	Element	Value
Congress Mid Cap Growth Fund | Congress Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
Supplement dated February 27, 2013 to Prospectus and Summary Prospectus dated October 31, 2012

Effective immediately, the following information replaces the definition of a mid-cap company and of a large-cap company, found under the heading Principal Investment Strategies on pages 5  and 7 of the Prospectus and on page 2 of the Summary Prospectus for Congress Mid-Cap Growth Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Congress Mid Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, between $1 billion and $10 billion.  The Fund may also invest from time to time in equity securities of large-capitalization companies (i.e., those with capitalizations over $10 billion) and equity securities of small-capitalization companies (i.e., those with capitalizations of less than $1 billion).